Consolidated Statements of Shareholders' Equity In Thousands, unless otherwise specified	Total USD ($)	Total CNY	Ordinary shares CNY	Additional paid-in capital CNY	Statutory reserves CNY	Retained earnings CNY	Non-controlling interests CNY
Balance at Dec. 31, 2008		5,516,645	2,642	712,622	195,872	4,605,300	209
Balance (in shares) at Dec. 31, 2008			3,206,469
Increase (Decrease) in Shareholders' Equity
Ordinary shares issued upon exercise of employee stock options		40,514	22	40,492
Ordinary shares issued upon exercise of employee stock options (in shares)			31,556
Share-based compensation		31,385		31,385
Appropriation to statutory reserves					29,912	(29,912)
Net income		1,836,779				1,850,436	(13,657)
Option exercised in a subsidiary by non-controlling shareholders		19					19
Other		2		(10)		17	(5)
Balance at Dec. 31, 2009		7,425,344	2,664	784,489	225,784	6,425,841	(13,434)
Balance (in shares) at Dec. 31, 2009			3,238,025
Increase (Decrease) in Shareholders' Equity
Ordinary shares issued upon exercise of employee stock options		24,123	9	24,114
Ordinary shares issued upon exercise of employee stock options (in shares)			14,339
Share-based compensation		42,130		42,130
Appropriation to statutory reserves					96,184	(96,184)
Net income		2,232,025				2,235,772	(3,747)
Option exercised in a subsidiary by non-controlling shareholders		16					16
Other				(9)		17	(8)
Balance at Dec. 31, 2010		9,723,638	2,673	850,724	321,968	8,565,446	(17,173)
Balance (in shares) at Dec. 31, 2010		3,252,364	3,252,364
Increase (Decrease) in Shareholders' Equity
Ordinary shares issued upon exercise of employee stock options		73,337	10	73,327
Ordinary shares issued upon exercise of employee stock options (in shares)			15,539
Ordinary shares issued upon settlement of restricted share units			4	(4)
Ordinary shares issued upon settlement of restricted share units (in shares)			6,034
Share-based compensation		78,289		78,289
Appropriation to statutory reserves					150,618	(150,618)
Net income	512,079	3,222,973				3,234,264	(11,291)
Capital injection in a subsidiary by non-controlling shareholders		227					227
Balance at Dec. 31, 2011	$ 2,081,137	13,098,464	2,687	1,002,336	472,586	11,649,092	(28,237)
Balance (in shares) at Dec. 31, 2011	3,273,937		3,273,937